As filed with the Securities and Exchange Commission on December 30, 2008
File Nos. 33-97598 and 811-09102

[Missing Graphic Reference]

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On January 30, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

[Missing Graphic Reference]

This Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until January 30, 2009, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) filed in Post-Effective Amendment No. 58 on April 2, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 62 on June 13, 2008, in Post-Effective Amendment No. 64 on June 20, 2008, in Post-Effective Amendment No. 65 on June 26, 2008, in Post-Effective Amendment No. 67 on July 7, 2008, in Post-Effective Amendment No. 69 on August 5, 2008, in Post-Effective Amendment No. 71 on September 3, 2008, in Post-Effective Amendment No. 73 on October 2, 2008, in Post-Effective Amendment No. 75 on October 31, 2008 and in Post-Effective Amendment No. 77 on November 26, 2008, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 80 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 80 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th of December 2008.

By:
Michael A. Latham*
President

Date: December 30, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 80 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: December 30, 2008

John E. Martinez*
Director

Date: December 30, 2008

George G. C. Parker*
Director

Date: December 30, 2008

Cecilia H. Herbert*
Director

Date: December 30, 2008

Charles A. Hurty*
Director

Date: December 30, 2008

John E. Kerrigan*
Director

Date: December 30, 2008

Robert H. Silver*
Director

Date: December 30, 2008

Darrell Duffie**
Director

Date: December 30, 2008

Michael Latham*
President

Date: December 30, 2008

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 30, 2008

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: December 30, 2008

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 79, filed December 23, 2008.